CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENTHETICALS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 USD ($) $ / shares shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,537,099	60,537,099	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,537,099	60,537,099	60,342,099	60,342,099
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,537,099	60,537,099	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,537,099	60,537,099	60,342,099	60,342,099
Amount Restricted To Transfer From Subsidiary To Parent	¥ 624,496	$ 92,349	¥ 619,403	$ 91,624